Commitments and Contingencies (Details) - USD ($)			6 Months Ended	9 Months Ended
	Aug. 05, 2025	Nov. 04, 2024	Dec. 31, 2024	Sep. 30, 2025
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)				5,266,667
Cash underwriting fee payable			$ 1,000,000	$ 1,000,000
Underwriters payable			2,000,000	2,000,000
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriter cash discount				8,750,000
Underwriters payable	$ 1,000,000		$ 1,000,000	$ 1,000,000
Deferred fee per unit (in Dollars per share)				$ 0.35
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)		3,750,000
Underwriting cash discount per unit (in Dollars per share)			$ 0.08	$ 0.08
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Over allotment option period			45 days	45 days
Number of units issued (in Shares)			3,750,000	3,750,000
Underwriter cash discount			$ 2,000,000	$ 2,000,000